SUPPLEMENTARY DISCLOSURES - Total Employee Compensation Costs (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Employee Compensation Expenses [Line Items]
Total employee compensation costs	CAD 65.6	CAD 94.3
Operating
Disclosure Of Employee Compensation Expenses [Line Items]
Total employee compensation costs	30.1	44.1
General and administrative
Disclosure Of Employee Compensation Expenses [Line Items]
Total employee compensation costs	CAD 35.5	CAD 50.2